Consulting Agreement (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction, Amounts Of Transaction	$ 100,000	$ 57,000	$ 33,000
Related Party Transaction Date Of Agreement	Mar. 07, 2012